Net Loss Per Ordinary Share - Schedule of Weighted-Average Ordinary Shares of Securities (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Options [Member]
Schedule of Weighted-Average Ordinary Shares of Securities [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per common share	11,077,148	11,291,810	11,566,112	11,167,386
Unvested Restricted Stock Units [Member]
Schedule of Weighted-Average Ordinary Shares of Securities [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per common share	8,764,763	11,190,193	8,981,423	9,735,981
Private Warrants [Member]
Schedule of Weighted-Average Ordinary Shares of Securities [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per common share	3,330,000	3,330,000	3,330,000	3,330,000
Public Warrants [Member]
Schedule of Weighted-Average Ordinary Shares of Securities [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per common share	5,750,000	5,750,000	5,750,000	5,750,000
Forfeiture Shares [Member]
Schedule of Weighted-Average Ordinary Shares of Securities [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per common share		359,375		359,375